Pledged Assets (Details)	Oct. 31, 2025 JPY (¥)	Oct. 31, 2025 USD ($)	Apr. 30, 2025 JPY (¥)
Pledged Assets [Abstract]
Pledged assets	¥ 21,000,000	$ 136,319